Organization and Business Operations	6 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 - Organization and Business Operations

Delta Technology Holdings Limited (formerly known as CIS Acquisition Limited, the “Company,” or “Delta Technology,” or “we”) was formed on November 28, 2011, under the laws of the British Virgin Islands. We were formed to acquire, through a merger, stock exchange, asset acquisition, stock purchase or similar acquisition transaction, one or more operating businesses. Although we were not limited to a particular geographic region or industry, we intended to focus on operating businesses with primary operations in Russia and Eastern Europe. We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act.

On December 21, 2012, our IPO of 4,000,000 units was consummated at a public offering price of $10.00 per unit, generating gross proceeds of $40,000,000. Each unit consists of one callable Class A Share, par value $0.0001 per share, and one redeemable warrant. Each redeemable warrant included in the units entitles the holder to purchase one ordinary share at a price of $10.00. Immediately prior to the consummation of the IPO, we completed a private placement of 4,500,000 warrants at a price of $0.75 per warrant, for an aggregate purchase price of $3,375,000, to our founding shareholders and their designees. We sold to the underwriters of the IPO, as additional compensation, an aggregate of 136,000 Class A Shares for $2,720. A total of $41,600,000, which included a portion of the $3,375,000 of proceeds from the private placement of warrants to the founding shareholders and their designees, was placed in trust (the “Trust Account”) pending the completion of our initial acquisition transaction. On March 18, 2012, the ordinary shares and warrants underlying the units sold in the IPO began to trade separately.

On September 16, 2014, a Stock Purchase Agreement (the “Purchase Agreement”) was entered into by and among Delta Technology, Elite Ride Limited, a British Virgin Islands corporation (“Elite”), Delta Advanced Materials Limited, a Hong Kong corporation (“Delta”) and the shareholders of Elite (the “Elite Shareholders”). Upon closing of the Purchase Agreement on September 19, 2014, Delta Technology acquired all of the shares of Elite from Elite Shareholders in exchange for the issuance to Elite Shareholders an aggregate of 6,060,000 ordinary shares, of which 4,560,000 shares were issued at closing and 1,500,000 shares (“Earnout Payment Shares”) are held in escrow and will be released upon meeting of certain performance targets as specified in the Purchase Agreement (the “Acquisition”).

The Earnout Payment Shares, if any, will be issued as follows: (a) 500,000 shares shall be issued if the Company achieves Adjusted Net Income (as defined in the stock purchase agreement) of at least $8 million for the period starting July 1, 2014 and ending June 30, 2015; (b) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $9.2 million for the period starting July 1, 2015 and ending December 31, 2016; (c) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $10.6 million for the period starting July 1, 2016 and ending June 30, 2017 (collectively, the “Net Income Targets”). Further, during the thirteen (13) months post-closing, all material acquisitions made by the Company must be accretive to Company earnings. The Net Income Targets are to be met on an all-or-nothing basis, and there shall be no partial awards.

As a result of the consummation of the Acquisition, Elite is now our wholly subsidiary. Elite was incorporated under British Virgin Islands law on September 13, 2014 solely in contemplation of the Acquisition. It is currently the holding company of all the shares of Delta Advanced Materials Limited, a Hong Kong corporation (“Delta”), which, in turn, holds all the equity interests in four operating subsidiaries in the PRC: Jiangsu Yangtze Delta Fine Chemical Co., Ltd (“Jiangsu Delta”), Jiangsu Zhengxin New Material Research and Development Co., Ltd (“Jiangsu Zhengxin”), Jiangsu Delta Logistics Co., Ltd (“Jiangsu Logistics”), and Binhai Deda Chemical Co., Ltd (“Binhai Deda”) (collectively, the “PRC Subsidiaries”).

The Acquisition was accounted for as a reverse acquisition in accordance with US GAAP. Under this method of accounting, Delta Technology was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Elite comprising the ongoing operations of the combined entity, Elite senior management comprising the senior management of the combined company, and the former holders of Elite having a controlling interest in terms of the voting power of the combined entity. In accordance with guidance applicable to these circumstances, the Acquisition was considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Acquisition was treated as the equivalent of Elite issuing stock for the net assets of Delta Technology, accompanied by a recapitalization. The net assets of Delta Technology will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Acquisition will be those of Elite.

Delta (formerly known as China Deltachem Holdings Limited) was incorporated in Hong Kong on June 17, 2010. The address of its registered office is Suite D, 19th Floor, Ritz Plaza, 122 Austin Road, Hong Kong. The reporting currency of Delta is the United States Dollar (“$”).The principal activity of Delta is investment holding and currently operates two wholly-owned subsidiaries in the People’s Republic of China (“PRC”): Jiangsu Delta and Binhai Deda. Jiangsu Delta is the principal operating subsidiary of the Company and is engaged in the production of fine specialty chemicals.

On June 15, 2007, Jiangsu Delta was established by S&S International Investment Holding (HK) Limited (“S&S International”), a Hong Kong based investment holding company, as a wholly foreign-owned enterprise (with an initial registered capital of $42 million, which was later reduced to $ 28.8 million) located in Zhenjiang City, Jiangsu Province, the PRC.

Pursuant to a share transfer agreement entered into on April 13, 2008, Mr. Xin Chao acquired the entire equity interest in Jiangsu Delta from S&S International through Zhengxin International Investment Limited, a Hong Kong corporation (“Zhengxin International”) and became the controller of Jiangsu Delta since then. On May 21, 2008, the acquisition of Jiangsu Delta by Zhengxin International was approved by the Jiangsu Foreign Trade and Economic Cooperation Department in accordance with “The Approval of Alteration of Equities in and Amendment of the Articles of Association of Jiangsu Yantze River Delta Fine Chemical Co, Ltd.” issued by the same authority.

As part of corporate restructuring, Delta acquired Jiangsu Delta for a consideration of $28.8 million pursuant to a sale and purchase agreement dated May 20, 2010. Delta, formerly known as China Deltachem Holdings Limited, as a pure investment holding vehicle controlled by Mr. Chao had an initial issued and paid-up share capital of HK$10,000 comprising 10,000 shares of HK$1.00 each. The said shares were issued at a total subscription price of HK$68,640,000 (equivalent to $8,800,000) with a premium of HK$6,863 per share.

On August 30, 2010, the acquisition of Jiangsu Delta by Delta was approved by the Jiangsu Foreign Trade and Economic Cooperation Department in accordance with “The Approval of Share Transfer of and Amendment of the Articles of Association of Jiangsu Chang San Jiao Chemical Co., Ltd.” issued by the same authority.

On May 26, 2011, Delta carried out a bonus share issue, whereby an additional 39,990,000 ordinary shares of Delta were allotted and issued as bonus shares at a price of HK$1.00 each to all the then shareholders of Delta at the ratio in proportion to their existing shareholding percentage, and credited as fully paid up on a capitalization of the reserve of HK$39,990,000 from the capital reserve of Delta. Subsequent to the bonus issue, Delta’s total issued and paid-up share capital increases to HK$40 million, comprising 40 million shares of HK$1.00 each.

Delta entered into a series of Securities Purchase Agreements dated January 31, 2011, May 16, 2011 and June 30, 2011, respectively, with the funds managed by Korea Investment Partners Co. Ltd. And Kleiner, Perkins, Caufield & Byers (the “Bondholders”), pursuant to which it issued convertible bonds (“Convertible Bonds”) for an aggregate principal amount of US$18 million. The Convertible Bonds have an interest rate of 6.00% per annum and a guaranteed interest rate at maturity of 15.00%. The principal and interests accrued on such Convertible Notes are convertible in whole or in part into the ordinary shares in Delta, on such terms and subject to the conditions of the Securities Purchase Agreements.

On March 28, 2015, Zhenjiang Xinshun Chemical Trading Company Ltd and Jiangsu Delta entered into a sale and purchase agreement, pursuant to which the entire equity interest of Jiangsu Zhengxin R&D was sold to Zhenjiang Xinshun at a consideration of $10,518,189 (RMB64.555 million). Delta had recorded a gain on disposal of $1,178,093 for the year ended June 30, 2015.

On January 8, 2016, Mr. Yang Yi and Jiangsu Logistics entered into a sale and purchase agreement, pursuant to which the entire equity interest of Jiangsu Logistics was sold to Mr. Yang Yi at a consideration of approximately $1,505,140 (RMB10 million). Delta had recorded a gain on disposal of $435,488 for the year ended June 30, 2016.